Subsequent events (Details) - Dividend declared $ / shares in Units, $ in Millions	Nov. 06, 2026 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 60.0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share) | $ / shares	$ 2.42